Revenue from Contracts with Customers (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue, Performance Obligation [Abstract]
Revenue, payment period					30 days
Contract with customer, liability, revenue recognized	$ 3.5	$ 2.6	$ 15.0	$ 8.0	$ 11.9	$ 10.4
Revenue, remaining performance obligation, amount	$ 34.3		$ 34.3		$ 33.2
Revenue, remaining performance obligation, percentage					90.00%
Revenue, practical expedient, original expected duration			1 year		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-10-01
Revenue, Performance Obligation [Abstract]
Revenue, remaining performance obligation, percentage	91.00%		91.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	36 months		36 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue, Performance Obligation [Abstract]
Revenue, remaining performance obligation, expected timing of satisfaction, period					1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-12-31
Revenue, Performance Obligation [Abstract]
Revenue, remaining performance obligation, expected timing of satisfaction, period					1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-12-31
Revenue, Performance Obligation [Abstract]
Revenue, remaining performance obligation, expected timing of satisfaction, period					1 year
Minimum [Member]
Revenue, Performance Obligation [Abstract]
Revenue, initial performance obligation, percentage	25.00%		25.00%		25.00%
Maximum [Member]
Revenue, Performance Obligation [Abstract]
Revenue, initial performance obligation, percentage	100.00%		100.00%			100.00%